Note 6 - Income Tax Provision: Schedule of Deferred Tax Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	December 31, 2012	December 31, 2011
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	378,459	381,153

Less valuation allowance	(378,459)	(381,153)

Deferred tax assets, net of valuation allowance	$0	$0